CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 302,582	$ 809,481
Prepaid expenses and other assets	103,706	268,208
Total current assets	406,288	1,077,689
Prepaid expenses - non current		17,868
Investments held in Trust Account	3,253,605	117,191,410
TOTAL ASSETS	3,659,893	118,286,967
CURRENT LIABILITIES
Accounts payable and accrued expenses	952,708	829,440
Loan payable	201,694
Derivative liability-Forward Purchase Agreement	642,524
Excise tax payable	1,143,296
Income tax payable	315,575	250,739
Franchise tax payable	21,200	163,200
Total liabilities	3,276,997	1,243,379
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock; $0.0001 par value; 50,000,000 shares authorized; 3,251,000 shares issued and outstanding (excluding 305,410 shares and 11,500,000 shares, respectively, subject to possible redemption) as of September 30, 2023 and December 31, 2022	324	324	[1]
Additional paid-in capital		1,605,560
Accumulated deficit	(2,893,466)	(1,862,271)
Total stockholders' deficit	(2,893,142)	(256,387)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' DEFICIT	3,659,893	118,286,967
Common stock subject to possible redemption
CURRENT LIABILITIES
Common stock subject to possible redemption, $0.0001 par value, 305,410 shares and 11,500,000 shares at redemption value of approximately $10.79 and $10.20 per share as of September 30, 2023 and December 31, 2022, respectively	$ 3,276,038	$ 117,299,975

[1]	Comprised of 2,875,000 Founder Shares and 376,000 shares of common stock included in the sale of the Private Placement Units